UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III             Holland, Michigan             05/04/06
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total:  $135,741
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  March 31, 2006

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

ALLSCRIPTS HLTHCAR SOL COM       COM      01988P108        835        45600  SH         Sole              14600               31000
AMERICAN CAPITAL STRAT COM       COM      024937104        536        15255  SH         Sole              10000                5255
AMERICAN INTL GROUP COM          COM      026874107       3944        59670  SH         Sole              20471               39199
AMGEN INC COM                    COM      031162100       4574        62870  SH         Sole               9210               53660
APPLEBEES INTL INC COM           COM      037899101       2979       121357  SH         Sole              14312              107045
ASSOCIATED BANC CORP COM         COM      045487105        502        14774  SH         Sole              14774
BANK OF AMERICA CORP NEW COM     COM      060505104       5205       114302  SH         Sole              26042               88260
BERKSHIRE HATHAWAY INC CL B      COM      084670207        247           82  SH         Sole                                     82
BEST BUY INC COM                 COM      086516101       4083        73000  SH         Sole              10750               62250
CAPITAL ONE FINL CORP COM        COM      14040H105        403         5000  SH         Sole               5000
CISCO SYSTEMS INC.               COM      17275R102       5227       241229  SH         Sole              33998              207231
CITIGROUP                        COM      172967101       1300        27522  SH         Sole               4200               23322
COBIZ INC COM                    COM      190897108        415        20150  SH         Sole              20000                 150
COGNIZANT TECH SOLUTNS CL A      COM      192446102       2383        40050  SH         Sole               6150               33900
DEARBORN BANCORP INC COM         COM      24242R108        639        28400  SH         Sole              28400
E M C CORP MASS COM              COM      268648102       3551       260524  SH         Sole              35900              224624
EBAY INC COM                     COM      278642103       2568        65835  SH         Sole              11150               54685
ENTERPRISE FINL SVCS COM         COM      293712105        411        15000  SH         Sole              15000
EXXON MOBIL CORP COM             COM      30231G102       4158    68319.337  SH         Sole               9300           59019.337
FIRST DATA CORP COM              COM      319963104        421         9000  SH         Sole               9000
FIRST HORIZON NATIONAL CORP      COM      320517105        519        12455  SH         Sole               4925                7530
FIRST MERCHANTS CORP COM         COM      320817109        388        14649  SH         Sole              13839                 810
FIRST MIDWEST BANCORP            COM      320867104        710        19421  SH         Sole              17781                1640
FIRST OAK BROOK BANCSH COM       COM      335847208        655        24500  SH         Sole              20900                3600
FIRST SOURCE CORPORATION         COM      336901103        275         9189  SH         Sole               9189
FIRSTBANK CORP MICH COM          COM      33761G104        462     19552.11  SH         Sole            12660.9             6891.21
FISERV INC.                      COM      337738108       5502       129313  SH         Sole              30401               98912
GENERAL ELECTRIC                 COM      369604103       4086       117469  SH         Sole              19150               98319
GENTEX CORP COM                  COM      371901109        559    31998.554  SH         Sole              16520           15478.554
GOOGLE INC CL A                  COM      38259P508        557         1427  SH         Sole                335                1092
HUNTINGTON BANCSHARES COM        COM      446150104       3516       145730  SH         Sole                                 145730
INDEPENDENT BANK CORPORATION     COM      453838104       1068        37546  SH         Sole              24127               13419
INTERMEC INC                     COM      458786100       1224        40110  SH         Sole               7150               32960
INTUITIVE SURGICAL INC COM NEW   COM      46120E602        931         7890  SH         Sole               3300                4590
IRWIN FINL CORP COM              COM      464119106        379        19600  SH         Sole              19600
JDS UNIPHASE CORP COM            COM      46612j101         59        14050  SH         Sole                                  14050
JOHNSON & JOHNSON COM            COM      478160104       4615    77924.905  SH         Sole               8800           69124.905
LAKELAND FINL CORP COM           COM      511656100        949        20300  SH         Sole              15550                4750
LOWES COS INC COM                COM      548661107       4330        67200  SH         Sole               8320               58880
MACATAWA BANK CORPORATION        COM      554225102       8655       228295  SH         Sole             228295
MAF BANCORP INC.                 COM      55261R108        738        16853  SH         Sole              15503                1350
MB FINANCIAL INC NEW COM         COM      55264U108        703        19869  SH         Sole              19869
MERCANTILE BANK CORP COM         COM      587376104        499        12760  SH         Sole                                  12760
MICROSOFT CORP COM               COM      594918104       3534       129886  SH         Sole              21050              108836
MIDWEST BANK HOLDINGS            COM      598251106        661        25500  SH         Sole              25500
MORNINGSTAR INC COM              COM      617700109       1359        30350  SH         Sole              17100               13250
NATIONAL CITY CORP COM           COM      635405103        468        13406  SH         Sole                                  13406
OAK HILL FINL INC COM            COM      671337103        693        22425  SH         Sole              21251                1174
PARK BANCORP INC COM             COM      700164106        245         7000  SH         Sole               7000
PF CHANGS CHINA BISTRO COM       COM      69333Y108        233         4725  SH         Sole                                   4725
PINNACLE FINL PARTNERS COM       COM      72346Q104       1192        43445  SH         Sole              29785               13660
REPUBLIC BANCORP INC COM         COM      760282103        639        53076  SH         Sole              46081                6995
SCHLUMBERGER LTD COM             COM      806857108       2297        18150  SH         Sole               3090               15060
SEI INVESTMENTS CO COM           COM      784117103       2603        64220  SH         Sole              19200               45020
STERICYCLE INC COM               COM      858912108       4696        69450  SH         Sole              11620               57830
STRYKER CORP COM                 COM      863667101       3222        72670  SH         Sole              10450               62220
SYSCO CORP COM                   COM      871829107       3412       106465  SH         Sole              15025               91440
TCF FINL CORP COM                COM      872275102        515        20000  SH         Sole              20000
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209       5140       124830  SH         Sole              19150              105680
THORNBURG MTG INC COM            COM      885218107        273        10080  SH         Sole               1500                8580
TOWER FINANCIAL                  COM      891769101       1865       109516  SH         Sole              57700               51816
UNITED NAT FOOD INC COM          COM      911163103        362        10340  SH         Sole                500                9840
UNITEDHEALTH GROUP INC COM       COM      91324P102       3447        61710  SH         Sole               9800               51910
WALGREEN COMPANY                 COM      931422109       4496       104247  SH         Sole              14450               89797
WELLS FARGO & CO NEW COM         COM      949746101       5546        86826  SH         Sole              11794               75032
WHOLE FOODS MKT INC COM          COM      966837106       1336        20110  SH         Sole               6200               13910
WINTRUST FINL CORP COM           COM      97650W108       1515        26050  SH         Sole              14900               11150
ZIONS BANCORPORATION COM         COM      989701107        232         2800  SH         Sole               1600                1200



REPORT SUMMARY                     68 DATA RECORDS      135741                0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
